John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

PROSPECTUS 5–1–08

Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

John Hancock Asset Allocation Portfolios

Table of contents

Fund summaries

A concise look at each fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

3	Lifestyle Aggressive Portfolio

5	Lifestyle Growth Portfolio

7	Lifestyle Balanced Portfolio

9	Lifestyle Moderate Portfolio

11	Lifestyle Conservative Portfolio

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

13	Other permitted investments

13	Risks of investing in the fund of funds

14	Risks of investing in the underlying funds

15	Who’s who

17	Financial highlights

32	Underlying fund information

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about each fund’s business policies and any distributions it may pay.

35	Who can buy shares

35	Class cost structure

36	Opening an account

36	Information for plan participants

36	Transaction policies

38	Dividends and account policies

38	Additional investor services

39	Appendix

For more information See back cover

Lifestyle Portfolios Overview

There are five funds: Aggressive, Growth, Balanced, Moderate and Conservative. Each fund is a “fund of funds” that invests in a number of underlying funds.

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the funds offer five distinct, comprehensive investment programs designed for differing investment orientations. Each fund has a target percentage allocation between two kinds of underlying funds: those that invest primarily in equity securities and those that invest primarily in fixed-income securities.

Target allocation among underlying funds (%)

		Equity	Fixed-income
Portfolio	Investment Objective	funds	funds

Lifestyle Aggressive	Long-term growth of capital. Current income is not a consideration.	100	—

Lifestyle Growth	Long-term growth of capital. Current income is also a consideration.	80	20

Lifestyle Balanced	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	60	40

Lifestyle Moderate	A balance between a high level of current income and growth of capital, with a greater emphasis on income.	40	60

Lifestyle Conservative	A high level of current income, with some consideration given to growth of capital.	20	80

The funds offer a number of share classes, which have different expense and distribution or shareholder services arrangements. Each fund, however, invests only in Class NAV shares of affiliated underlying funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees. The funds may also invest in similar Class NAV shares and in classes of shares of nonaffiliated funds that could have sales charges and be subject to distribution and/or Rule 12b-1 fees.

Each fund is monitored daily. To maintain target allocations in the underlying funds, daily cash flows for each fund will be directed to its underlying funds that most deviate from target. Quarterly, the subadviser may also rebalance each fund’s investment allocation to maintain its target allocations. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds held by a fund. Such adjustments may be made to increase or decrease a fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust fund quality or the duration of fixed-income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular underlying fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each fund will reflect both its subadviser’s allocation decisions with respect to the underlying funds and the investment decisions made by the underlying fund’s subadvisers.

 Fund summary

John Hancock
Lifestyle Aggressive Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     R / JNLAX     R1 / JPLAX     R2 / JQLAX     R3 / JRLAX     R4 / JSLAX     R5 / JTLAX

Goal and strategy

The fund seeks long-term growth of capital. Current income is not a consideration.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities, and underlying funds that invest primarily in fixed-income securities, are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund may invest focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Aggressive Portfolio – Fund summary

Past performance

Calendar year total returns – Class R3 (%)

Best quarter: Q4 ’06, 8.13 Worst quarter: Q4 ’07, –2.78

2006	2007
14.92	7.85

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		10-17-05		9-18-06

Class R before tax	7.48	—		13.20

After tax on distributions	6.28	—		11.00

After tax on distributions, with sale	5.10	—		10.04

Class R1 before tax	7.92	—		13.58

Class R2 before tax	8.13	—		13.85

Class R3 before tax	7.85	13.36		—

Class R4 before tax	8.13	13.61		—

Class R5 before tax	8.42	13.89		—

Standard & Poor’s 500 Index	5.49	12.11		10.65

MSCI EAFE Gross Total Return Index	11.62	21.27	[1]	18.16	[1]

Calendar year total returns

These do not include sales charges. They are shown only for Class R3 and would be different for other classes. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These are shown for Class R. They reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

MSCI EAFE Gross Total Return Index (Europe, Australia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding U.S. and Canada.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[2]	0.04	0.04	0.04	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.75	0.50	0.25	0.50	0.25	None

Service fee[3]	0.13	0.01	0.06	0.10	0.05	0.03

Other expenses	2.74	2.99	2.27	0.57	0.62	1.04

Acquired fund fees and expenses	0.93	0.93	0.93	0.93	0.93	0.93

Total fund operating expenses[4]	4.59	4.47	3.55	2.14	1.89	2.04

Contractual expense reimbursement (until at least 5-1-09)[5]	–2.58	–2.82	–2.10	–0.40	–0.42	–0.88

Net fund operating expenses	2.01	1.65	1.45	1.74	1.47	1.16

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	204	168	148	177	150	118

3 Years	1,153	1,097	893	632	553	555

5 Years	2,110	2,035	1,661	1,113	982	1,017

10 Years	4,538	4,426	3,680	2,441	2,177	2,299

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	Service plan fees are paid by the fund to the adviser under an agreement pursuant to which the adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the class.

4	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

5	In the case of Class R, R1, R2, R3, R4 and R5 shares, the adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2009.

Lifestyle Aggressive Portfolio – Fund summary

 Fund summary

John Hancock
Lifestyle Growth Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     R / JNLGX     R1 / JPLGX     R2 / JQLGX     R3 / JRLGX     R4 / JSLGX     R5 / JTLGX

Goal and strategy

The fund seeks long-term growth of capital. Current income is also a consideration.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds that invest primarily in equity securities and approximately 20% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities, and underlying funds that invest primarily in fixed-income securities, are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity underlying funds and 20% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund may invest focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying fund, collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Growth Portfolio – Fund summary

Past performance

Calendar year total returns – Class R3 (%)

Best quarter: Q4 ’06, 6.69 Worst quarter: Q2, 06, −2.17

2006	2007

12.87	6.69

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

For period ended 12-31-07		10-17-05		9-18-06

Class R before tax	6.47	—		11.12

After tax on distributions	5.16	—		8.70

After tax on distributions, with sale	4.36	—		8.14

Class R1 before tax	6.75	—		11.43

Class R2 before tax	6.91	—		11.60

Class R3 before tax	6.69	11.34		—

Class R4 before tax	6.95	11.61		—

Class R5 before tax	7.31	11.93		—

80% Standard & Poor’s 500 Index/20% Lehman Brothers U.S. Aggregate Index	5.88	10.48	[1]	9.32	[1]

Calendar year total returns

These do not include sales charges, and would have been lower if they did. They are shown only for Class R3 and would be different for other classes. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown for Class R. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[2]	0.04	0.04	0.04	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.75	0.50	0.25	0.50	0.25	None

Service fee[3]	0.11	0.03	0.17	0.10	0.03	0.01

Other expenses	4.37	1.85	2.72	0.34	0.32	0.49

Acquired fund fees and expenses	0.88	0.88	0.88	0.88	0.88	0.88

Total fund operating expenses[4]	6.15	3.30	4.06	1.86	1.52	1.42

Contractual expense reimbursement (until at least 5-1-09)[5]	–4.21	–1.69	–2.56	–0.18	–0.11	–0.33

Net fund operating expenses	1.94	1.61	1.50	1.68	1.41	1.09

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	197	164	153	171	144	111

3 Years	1,450	858	1,001	567	470	417

5 Years	2,675	1,576	1,865	989	819	745

10 Years	5,615	3,480	4,098	2,165	1,803	1,673

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	Service plan fees are paid by the fund to the adviser under an agreement pursuant to which the adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the class.

4	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

5	In the case of Class R, R1, R2, R3, R4 and R5 shares, the adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2009.

Lifestyle Growth Portfolio – Fund summary

 Fund summary

John Hancock
Lifestyle Balanced Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     R / JNLBX     R1 / JPLBX     R2 / JQLBX     R3 / JRLBX     R4 / JSLBX     R5 / JTSBX

Goal and strategy

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds that invest primarily in equity securities and approximately 40% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities, and underlying funds that invest primarily in fixed-income securities, are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity underlying funds and 40% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market process tends to place greater emphasis on future earnings expectations.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the funds, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Balanced Portfolio – Fund summary

Past performance

Calendar year total returns – Class R3 (%)

Best quarter: Q4 ’06, 5.90 Worst quarter: Q2 ’06, −1.67

2006	2007

12.10	5.65

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

For period ended 12-31-07		10-17-05	9-18-06

Class R before tax	5.31	—	9.51

After tax on distributions	3.91	—	7.12

After tax on distributions, with sale	3.54	—	6.76

Class R1 before tax	5.58	—	9.77

Class R2 before tax	5.77	—	9.97

Class R3 before tax	5.65	10.00	—

Class R4 before tax	5.91	10.27	—

Class R5 before tax	6.18	10.55	—

60% Standard & Poor’s 500 Index/40% Lehman Brothers U.S. Aggregate Index	6.22	9.36[1]	8.69[1]

Calendar year total returns

These do not include sales charges. They are shown only for Class R3 and would be different for other classes. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These are shown for Class R. They reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating
expenses (%)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[2]	0.04	0.04	0.04	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.75	0.50	0.25	0.50	0.25	None

Service fee[3]	0.12	0.08	0.11	0.06	0.03	0.00

Other expenses	3.58	6.73	2.44	0.25	0.26	0.39

Acquired fund fees and expenses	0.86	0.86	0.86	0.86	0.86	0.86

Total fund operating expenses[4]	5.35	8.21	3.70	1.71	1.44	1.29

Contractual expense reimbursement (until at least 5-1-09)[5]	–3.42	–6.57	–2.28	–0.09	–0.07	–0.22

Net fund operating expenses	1.93	1.64	1.42	1.62	1.37	1.07

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	196	167	145	165	139	109

3 Years	1,295	1,810	921	530	449	387

5 Years	2,386	3,349	1,718	920	780	686

10 Years	5,081	6,785	3,802	2,012	1,718	1,537

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	Service plan fees are paid by the fund to the adviser under an agreement pursuant to which the adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the class.

4	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

5	In the case of Class R, R1, R2, R3, R4 and R5 shares, the adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2009.

Lifestyle Balanced Portfolio – Fund summary

 Fund summary

John Hancock
Lifestyle Moderate Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     R / JNLMX     R1 / JPLMX     R2 / JQLMX     R3 / JRLMX     R4 / JSLMX     R5 / JTLMX

Goal and strategy

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities and approximately 60% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Moderate Portfolio – Fund summary

Past performance

Calendar year total returns – Class R3 (%)

Best quarter: Q4 ’06, 4.59 Worst quarter: Q2 ’06, –1.03

2006	2007
9.74	4.61

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

For period ended 12-31-07		10-17-05	9-18-06

Class R before tax	4.28	—	7.56

After tax on distributions	2.91	—	5.36

After tax on distributions, with sale	2.84	—	5.19

Class R1 before tax	4.63	—	7.89

Class R2 before tax	4.89	—	8.13

Class R3 before tax	4.61	7.95	—

Class R4 before tax	4.87	8.15	—

Class R5 before tax	5.15	8.47	—

40% Standard & Poor’s 500 Index/60% Lehman Brothers U.S. Aggregate Index	6.52	8.22[1]	8.02[1]

Calendar year total returns

These do not include sales charges. They are shown only for Class R3 and would be different for other classes. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These are shown for Class R. They reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating
expenses (%)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[2]	0.04	0.04	0.04	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.75	0.50	0.25	0.50	0.25	None

Service fees[3]	0.11	0.01	0.00	0.12	0.05	0.00

Other expenses	5.42	3.55	18.83	0.85	0.79	0.93

Acquired fund fees and expenses	0.83	0.83	0.83	0.83	0.83	0.83

Total fund operating expenses[4]	7.15	4.93	19.95	2.34	1.96	1.80

Contractual expense reimbursement (until at least 5-1-09)[5]	–5.26	–3.39	–18.67	–0.68	–0.59	–0.76

Net fund operating expenses	1.89	1.54	1.28	1.66	1.37	1.04

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	192	157	130	169	139	106

3 Years	1,635	1,177	3,673	665	558	492

5 Years	3,016	2,200	6,236	1,189	1,003	904

10 Years	6,219	4,762	9,955	2,624	2,238	2,053

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	Service plan fees are paid by the fund to the adviser under an agreement pursuant to which the adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the class.

4	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

5	In the case of Class R, R1, R2, R3, R4 and R5 shares, the adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2009.

Lifestyle Moderate Portfolio – Fund summary

 Fund summary

John Hancock
Lifestyle Conservative Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     R / JNLCX     R1 / JPLCX     R2 / JQLCX     R3 / JRLCX     R4 / JSLCX     R5 / JTLRX

Goal and strategy

The fund seeks a high level of current income, with some
consideration given to growth of capital.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities, and approximately 80% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities, and underlying funds that invest primarily in fixed-income securities, are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 30%/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Conservative Portfolio – Fund summary

Past performance

Calendar year total returns – Class R3 (%)

Best quarter: Q3 ’06, 3.61 Worst quarter: Q2 ’06, −0.44

2006	2007
7.70	4.81

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

For period ended 12-31-07		10-17-05	9-18-06

Class R before tax	4.49	—	6.48

Class R after tax on distributions	3.01	—	4.26

Class R after tax on distributions, with sale	2.93	—	4.24

Class R1 before tax	4.83	—	6.79

Class R2 before tax	4.93	—	6.98

Class R3 before tax	4.81	6.53	—

Class R4 before tax	4.97	6.71	—

Class R5 before tax	5.27	7.04	—

20% Standard & Poor’s 500 Index/80% Lehman Brothers U.S. Aggregate Index	6.77	7.06[1]	7.31[1]

Calendar year total returns

These do not include sales charges. They are shown only for Class R3 and would be different for other classes. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend re-investment.

Average annual total returns

Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These are shown for Class R. They reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[2]	0.04	0.04	0.04	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.75	0.50	0.25	0.50	0.25	None

Service fee[3]	0.06	0.00	0.08	0.11	0.06	0.01

Other expenses	12.99	9.15	7.22	1.24	1.11	3.37

Acquired fund fees and expenses	0.80	0.80	0.80	0.80	0.80	0.80

Total fund operating expenses[4]	14.64	10.49	8.39	2.69	2.26	4.22

Contractual expense reimbursement (until at least 5-1-09)[5]	–12.83	–8.98	–7.06	–1.08	–0.93	–3.20

Net fund operating expenses	1.81	1.51	1.33	1.61	1.33	1.02

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	184	154	135	164	135	104

3 Years	2,921	2,207	1,817	733	617	988

5 Years	5,156	4,042	3,386	1,329	1,125	1,887

10 Years	9,110	7,816	6,866	2,943	2,523	4,195

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	Service plan fees are paid by the fund to the adviser under an agreement pursuant to which the adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the class.

4	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

5	In the case of Class R, R1, R2, R3, R4 and R5 shares, the adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2009.

Lifestyle Conservative Portfolio – Fund summary

 Fund details

Other permitted investments

The fund may directly:

•	Purchase U.S. government securities and short-term paper.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940 (1940 Act).

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the fund, including ETFs.

•	The fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “hedging derivatives and other strategic transactions risks” in both the prospectus and the Statement of Additional Information (SAI).

•	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

•	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles, such as hedge funds.

•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

•	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The fund may use various investment strategies such as hedging and other related transactions. For example, the fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular securities market. The fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Risk of hedging and other strategic transactions” in the Statement of Additional Information (SAI).

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the fund’s Chief Compliance Officer. See “additional information concerning taxes” in the SAI.

Asset allocation management

Subject to the limitations described above, the fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust fund quality or the duration of fixed-income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular underlying fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Temporary defensive investing

The fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments, or

•	protecting the fund in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent the fund is in a defensive position, its ability to achieve its investment goal will be limited.

Risks of investing in the fund of funds

Below are descriptions of the factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the funds’ SAI.

Exchange traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk

A fund’s ability to achieve its investment goal will depend largely on the ability of the subadviser to select the appropriate mix of underlying funds. In addition, achieving a fund’s objective will depend on the performance of the underlying funds which depends on the underlying funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the underlying funds will achieve their investment objective.

A fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent that a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks.

Investment company securities risk

The funds bear their own expenses and indirectly bear their proportionate share of expenses of the underlying funds in which they invest.

Lifestyle Portfolios – Fund details

Risks of investing in the underlying funds

By owning shares of underlying funds, each of the funds indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium-size companies and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives. To the extent that a fund invests directly in these securities or investments, the fund will be subject to the same risks. In this section, an underlying fund is referred to as a fund.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in declines or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed-income securities risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

Risk to principal and income Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

Price volatility The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

Liquidity The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Dependence on subadviser’s own credit analysis While the subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Lifestyle Portfolios – Fund details

Additional risks regarding lower rated corporate fixed income Securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government Fixed income securities Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign fund transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the funds’ investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the funds’ business activities and retain the services of the various firms that carry out the funds’ operations. The Board of Trustees has the power to change the respective investment goal of each of the funds without shareholder approval.

Investment adviser

Manages the funds’ business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the funds and retains and compensates an investment subadviser to manage the assets of the funds. As of December 31, 2007, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the funds’ portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the funds, (ii) reviews the performance of the subadviser, and (iii) reports periodically on such performance to the Board of Trustees.

The funds rely on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Lifestyle Portfolios – Fund details

Management fees

The fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets).

The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the fund, the four other Lifestyle funds, and of the five corresponding Lifestyle Trusts of John Hancock Trust (JHT) (but only for the period during which the subadviser to the fund also serves as the subadviser for such other JHT and JHF II funds), determined in accordance with the following schedule.

Advisory fee on assets invested in a fund of JHF II or JHF III

	First	Excess over
	$7.5 billion	$7.5 billion

Each Lifestyle fund	0.050%	0.040%

The fee on other assets is stated as an annual percentage of the current value of the aggregate net assets of the fund, the four other Lifestyle funds, and of the five corresponding Lifestyle Trusts of JHT, (but only for the period during which the subadviser to the fund also serves as the subadviser for such other JHT and JHF II funds), determined in accordance with the following schedule.

Advisory fee on other assets

	First	Excess over
	$7.5 billion	$7.5 billion

Each Lifestyle fund	0.500%	0.490%

During their most recent full fiscal year, the funds paid the following management fees as a percentage of net assets to the investment adviser, which were based on a prior management fee structure. The prior management fee rate was 0.050% of the first $7.5 billion and 0.040% of the excess over $7.5 billion as a percentage of aggregate net assets.

Lifestyle Aggressive Portfolio: 0.041%
Lifestyle Growth Portfolio: 0.041%
Lifestyle Balanced Portfolio: 0.041%
Lifestyle Moderate Portfolio: 0.041%
Lifestyle Conservative Portfolio: 0.041%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for Trustees’ approval of the fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the funds’ December 31, 2007 annual report and June 30, 2007 semiannual report.

Subadviser

Handles the funds’ day-to-day fund management.

MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

•	provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation

•	as of December 31, 2007, it and its affiliates had total assets under management of approximately $217 billion

•	supervised by the adviser, John Hancock Investment Management Services, LLC

Subadviser consultant

Deutsche Investment Management Americas, Inc.
345 Park Avenue
New York, NY 10154

•	provides subadvisory consulting services to the subadviser in its management of the funds

•	provides investment advisory services to retail and institutional clients

•	is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group

Portfolio Managers

Below are brief biographical profiles of the leaders of the funds’ investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the funds, see the SAI.

Steve Orlich

•	portfolio manager since inception

•	joined MFC Global Investment Management (U.S.A.) Limited in 1998

•	Vice president and senior portfolio manager, Asset Allocation Portfolios

Scott Warlow

•	portfolio manager since 2007

•	joined MFC Global Investment Management (U.S.A.) Limited in 2002

•	Assistant vice president and portfolio manager, Asset Allocation Portfolios

Custodian

Holds the funds’ assets, settles all fund trades and collects most of the valuation data required for calculating the funds’ net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the funds and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Lifestyle Portfolios – Fund details

Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund since inception. The total returns presented in the table represent the rate an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions).

The financial statements of the funds as of December 31, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the funds’ financial statements, in the funds’ annual reports, which have been incorporated by reference into the SAI and are available upon request.

Lifestyle Aggressive Class R Shares

Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$14.11		$14.79

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.13		0.11

Net realized and unrealized gain (loss) on investments		1.17		0.98

Total from investment operations		1.30		1.09

Less distributions

From net investment income		(0.33)		(0.06)

From net realized gain		(0.29)		(0.54)

From capital paid-in		—		—

Total distributions		(0.62)		(0.60)

Net asset value, end of period		$14.79		$15.28

Total return[3] (%)		9.22	[6,7]	7.48	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	$1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		10.66	[8,9]	3.66	[8]

Ratio of net expenses to average net assets[4] (%)		0.95	[9]	1.08	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		2.94	[9]	0.69

Portfolio turnover (%)		5	[7]	21

Class R1 Shares
Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$14.11		$14.76

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.08		0.15

Net realized and unrealized gain (loss) on investments		1.23		1.00

Total from investment operations		1.31		1.15

Less distributions

From net investment income		(0.37)		(0.10)

From net realized gain		(0.29)		(0.54)

From capital paid-in		—		—

Total distributions		(0.66)		(0.64)

Net asset value, end of period		$14.76		$15.27

Total return[3] (%)		9.25	[6,7]	7.92	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	$1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		12.89	[8,9]	3.54	[8]

Ratio of net expenses to average net assets[4] (%)		0.70	[9]	0.72	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		1.79	[9]	0.92

Portfolio turnover (%)		5	[7]	21

Lifestyle Portfolios – Fund details

Financial highlights, continued

Class R2 Shares

Per share operating performance	period ended		12-31-06[5,10]		12-31-07

Net asset value, beginning of period			$14.11		$14.74

Income (loss) from investment operations

Net investment income (loss)[1,2]			0.09		0.37

Net realized and unrealized gain (loss) on investments			1.23		0.81

Total from investment operations			1.32		1.18

Less distributions

From net investment income			(0.40)		(0.14)

From net realized gain			(0.29)		(0.54)

From capital paid-in			—		—

Total distributions			(0.69)		(0.68)

Net asset value, end of period			$14.74		$15.24

Total return[3] (%)			9.37	[6,7]	8.13	[6]

Ratios and supplemental data

Net assets, end of period (in millions)			$—	[12]	$3

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)			12.24	[8,9]	2.62	[8]

Ratio of net expenses to average net assets[4] (%)			0.45	[9]	0.52	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)			2.07	[9]	2.31

Portfolio turnover (%)			5	[7]	21

Class R3 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.63		$14.06		$14.72

Income (loss) from investment operations

Net investment income (loss)[1,2]	(0.05)		0.08		0.11

Net realized and unrealized gain (loss) on investments	1.54		1.24		1.03

Total from investment operations	1.49		1.32		1.14

Less distributions

From net investment income	(0.06)		(0.37)		(0.10)

From net realized gain	—		(0.29)		(0.54)

From capital paid-in	—		—		—

Total distributions	(0.06)		(0.66)		(0.64)

Net asset value, end of period	$14.06		$14.72		$15.22

Total return[3] (%)	11.81	[6,7]	9.36	[6,7]	7.85	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$2		$7

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	8.07	[8,9]	2.21	[8,9]	1.21	[8]

Ratio of net expenses to average net assets[4] (%)	0.69	[9]	0.72	[9]	0.81	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.47)[9]		1.70	[9]	0.68

Portfolio turnover (%)	23	[7]	5	[7]	21

Lifestyle Portfolios – Fund details

Financial highlights, continued

Class R4 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.63		$14.07		$14.71

Income (loss) from investment operations

Net investment income (loss)[1,2]	(0.05)		0.08		0.11

Net realized and unrealized gain (loss) on investments	1.55		1.25		1.07

Total from investment operations	1.50		1.33		1.18

Less distributions

From net investment income	(0.06)		(0.40)		(0.14)

From net realized gain	—		(0.29)		(0.54)

From capital paid-in	—		—		—

Total distributions	(0.06)		(0.69)		(0.68)

Net asset value, end of period	$14.07		$14.71		$15.21

Total return[3] (%)	11.94	[6,7]	9.46	[6,7]	8.13	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2		$2		$5

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	4.08	[8,9]	1.38	[8]	0.96	[8]

Ratio of net expenses to average net assets[4] (%)	0.49	[9]	0.53	[9]	0.54	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.38)[9]		1.71	[9]	0.70

Portfolio turnover (%)	23	[7]	5	[7]	21

Class R5 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.63		$14.09		$14.71

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.01		0.09		0.22

Net realized and unrealized gain (loss) on investments	1.52		1.26		1.00

Total from investment operations	1.53		1.35		1.22

Less distributions

From net investment income	(0.07)		(0.44)		(0.18)

From net realized gain	—		(0.29)		(0.54)

From capital paid-in	—		—		—

Total distributions	(0.07)		(0.73)		(0.72)

Net asset value, end of period	$14.09		$14.71		$15.21

Total return[3] (%)	12.16	[6,7]	9.57	[6,7]	8.42	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—	[12]	$1		$3

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	8.26	[8,9]	4.07	[8,9]	1.11	[8]

Ratio of net expenses to average net assets[4] (%)	0.20	[9]	0.23	[9]	0.23	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	0.05	[9]	1.90	[9]	1.40

Portfolio turnover (%)	23	[7]	5	[7]	21

Lifestyle Portfolios – Fund details

Financial highlights, continued

Lifestyle Growth Class R Shares

Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$14.70		$14.79

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.15		0.27

Net realized and unrealized gain (loss) on investments		0.98		0.67

Total from investment operations		1.13		0.94

Less distributions

From net investment income		(0.40)		(0.16)

From net realized gain		(0.36)		(0.45)

From capital paid-in		(0.28)		—

Total distributions		(1.04)		(0.61)

Net asset value, end of period		$14.79		$15.12

Total return[3] (%)		7.64	[6,7]	6.47	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	$1

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)		12.41	[8,9]	5.27	[8]

Ratio of net expenses to average net assets[4] (%)		0.95	[9]	1.06	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		3.39	[9]	1.72

Portfolio turnover (%)		4	[7]	18

Class R1 Shares
Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$14.70		$14.77

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.14		0.32

Net realized and unrealized gain (loss) on investments		1.00		0.66

Total from investment operations		1.14		0.98

Less distributions

From net investment income		(0.42)		(0.20)

From net realized gain		(0.36)		(0.45)

From capital paid-in		(0.29)		—

Total distributions		(1.07)		(0.65)

Net asset value, end of period		$14.77		$15.10

Total return[3] (%)		7.75	[6,7]	6.75	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	$2

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)		12.95	[8,9]	2.42	[8]

Ratio of net expenses to average net assets[4] (%)		0.69	[9]	0.73	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		3.23	[9]	2.02

Portfolio turnover (%)		4	[7]	18

Lifestyle Portfolios – Fund details

Financial highlights, continued

Class R2 Shares

Per share operating performance	period ended		12-31-06[5,10]		12-31-07

Net asset value, beginning of period			$14.70		$14.74

Income (loss) from investment operations

Net investment income (loss)[1,2]			0.15		0.31

Net realized and unrealized gain (loss) on investments			0.99		0.69

Total from investment operations			1.14		1.00

Less distributions

From net investment income			(0.44)		(0.23)

From net realized gain			(0.36)		(0.45)

From capital paid-in			(0.30)		—

Total distributions			(1.10)		(0.68)

Net asset value, end of period			$14.74		$15.06

Total return[3] (%)			7.80	[6,7]	6.91	[6]

Ratios and supplemental data

Net assets, end of period (in millions)			—	[12]	$1

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)			12.74	[8,9]	3.18	[8]

Ratio of net expenses to average net assets[4] (%)			0.45	[9]	0.62	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)			3.48	[9]	1.95

Portfolio turnover (%)			4	[7]	18

Class R3 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.61		$14.71

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.07		0.16		0.28

Net realized and unrealized gain (loss) on investments	1.26		1.01		0.69

Total from investment operations	1.33		1.17		0.97

Less distributions

From net investment income	(0.07)		(0.42)		(0.20)

From net realized gain	—		(0.36)		(0.45)

From capital paid-in	—		(0.29)		—

Total distributions	(0.07)		(1.07)		(0.65)

Net asset value, end of period	$14.61		$14.71		$15.03

Total return[3] (%)	9.98	[6,7]	8.00	[6,7]	6.69	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2		$4		$14

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	5.07	[8,9]	1.35	[8,9]	0.98	[8]

Ratio of net expenses to average net assets[4] (%)	0.68	[9]	0.71	[9]	0.80	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	0.62	[9]	3.13	[9]	1.83

Portfolio turnover (%)	26	[7]	4	[7]	18

Lifestyle Portfolios – Fund details

Financial highlights, continued

Class R4 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.64		$14.71

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.08		0.16		0.27

Net realized and unrealized gain (loss) on investments	1.29		1.01		0.74

Total from investment operations	1.37		1.17		1.01

Less distributions

From net investment income	(0.08)		(0.44)		(0.24)

From net realized gain	—		(0.36)		(0.45)

From capital paid-in	—		(0.30)		—

Total distributions	(0.08)		(1.10)		(0.69)

Net asset value, end of period	$14.64		$14.71		$15.03

Total return[3] (%)	10.26	[6,7]	8.04	[6,7]	6.95	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$5		$7		$15

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	1.78	[8,9]	0.80	[8,9]	0.64	[8]

Ratio of net expenses to average net assets[4] (%)	0.49	[9]	0.53	[9]	0.53	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	0.69	[9]	3.12	[9]	1.76

Portfolio turnover (%)	26	[7]	4	[7]	18

Class R5 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.66		$14.71

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.09		0.18		0.39

Net realized and unrealized gain (loss) on investments	1.30		1.02		0.67

Total from investment operations	1.39		1.20		1.06

Less distributions

From net investment income	(0.08)		(0.47)		(0.28)

From net realized gain	—		(0.36)		(0.45)

From capital paid-in	—		(0.32)		—

Total distributions	(0.08)		(1.15)		(0.73)

Net asset value, end of period	$14.66		$14.71		$15.04	[7]

Total return[3] (%)	10.47	[6,7]	8.15	[6,7]	7.31	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2		$2		$8

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	2.52	[8,9]	1.40	[8,9]	0.54	[8]

Ratio of net expenses to average net assets[4] (%)	0.19	[9]	0.20	[9]	0.21	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	0.70	[9]	3.54	[9]	2.53

Portfolio turnover (%)	26	[7]	4	[7]	18

Lifestyle Portfolios – Fund details

Financial highlights, continued

Lifestyle Balanced Class R Shares

Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$14.44		$14.39

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.32		0.36

Net realized and unrealized gain (loss) on investments		0.66		0.40

Total from investment operations		0.98		0.76

Less distributions

From net investment income		(0.41)		(0.29)

From net realized gain		(0.27)		(0.32)

From capital paid-in		(0.35)		—

Total distributions		(1.03)		(0.61)

Net asset value, end of period		$14.39		$14.54

Total return[3] (%)		6.79	[6,7]	5.31	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	$1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		$8.41	[8,9]	$4.49	[8]

Ratio of net expenses to average net assets[4] (%)		0.95	[9]	1.07	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		7.37	[9]	2.40

Portfolio turnover (%)		3	[7]	14

Class R1 Shares
Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$14.44		$14.38

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.21		0.49

Net realized and unrealized gain (loss) on investments		0.78		0.31

Total from investment operations		0.99		0.80

Less distributions

From net investment income		(0.42)		(0.33)

From net realized gain		(0.27)		(0.32)

From capital paid-in		(0.36)		—

Total distributions		(1.05)		(0.65)

Net asset value, end of period		$14.38		$14.53

Total return[3] (%)		6.84	[6,7]	5.58	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		$13.06	[8,9]	$7.35	[8]

Ratio of net expenses to average net assets[4] (%)		0.70	[9]	0.78	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		4.96	[9]	3.25

Portfolio turnover (%)		3	[7]	14

Lifestyle Portfolios – Fund details

Financial highlights, continued

Class R2 Shares

Per share operating performance	period ended		12-31-06[5,10]		12-31-07

Net asset value, beginning of period			$14.44		$14.37

Income (loss) from investment operations

Net investment income (loss)[1,2]			0.22		0.43

Net realized and unrealized gain (loss) on investments			0.77		0.39

Total from investment operations			0.99		0.82

Less distributions

From net investment income			(0.43)		(0.36)

From net realized gain			(0.27)		(0.32)

From capital paid-in			(0.36)		—

Total distributions			(1.06)		(0.68)

Net asset value, end of period			$14.37		$14.51

Total return[3] (%)			6.90	[6,7]	5.77	[6]

Ratios and supplemental data

Net assets, end of period (in millions)			—	[12]	$1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)			12.70	[8,9]	2.84	[8]

Ratio of net expenses to average net assets[4] (%)			0.45	[9]	0.56	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)			5.21	[9]	2.90

Portfolio turnover (%)			3	[7]	14

Class R3 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.37		$14.36

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.36		0.22		0.43

Net realized and unrealized gain (loss) on investments	0.82		0.82		0.37

Total from investment operations	1.18		1.04		0.80

Less distributions

From net investment income	(0.16)		(0.42)		(0.32)

From net realized gain	—	[11]	(0.27)		(0.32)

From capital paid-in	—		(0.36)		—

Total distributions	(0.16)		(1.05)		(0.64)

Net asset value, end of period	$14.37		$14.36		$14.52

Total return[3] (%)	8.92	[6,7]	7.22	[6,7]	5.65	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$3		$5		$23

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	$3.70	[8,9]	$1.24	[8,9]	$0.85	[8]

Ratio of net expenses to average net assets[4] (%)	0.69	[9]	0.72	[9]	0.76	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	3.10	[9]	4.55	[9]	2.90

Portfolio turnover (%)	23	[7]	3	[7]	14

Lifestyle Portfolios – Fund details

Financial highlights, continued

Class R4 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.38		$14.36

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.16		0.23		0.39

Net realized and unrealized gain (loss) on investments	1.06		0.81		0.45

Total from investment operations	1.22		1.04		0.84

Less distributions

From net investment income	(0.19)		(0.43)		(0.36)

From net realized gain	—	[11]	(0.27)		(0.32)

From capital paid-in	—		(0.36)		—

Total distributions	(0.19)		(1.06)		(0.68)

Net asset value, end of period	$14.38		$14.36		$14.52

Total return[3] (%)	9.19	[6,7]	7.27	[6,7]	5.91	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$7		$10		$18

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	$1.46	[8,9]	$0.70	[8,9]	$0.58	[8]

Ratio of net expenses to average net assets[4] (%)	0.48	[9]	0.52	[9]	0.51	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	1.37	[9]	4.55	[9]	2.63

Portfolio turnover (%)	23	[7]	3	[7]	14

Class R5 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.38		$14.36

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.18		0.24		0.50

Net realized and unrealized gain (loss) on investments	1.06		0.82		0.38

Total from investment operations	1.24		1.06		0.88

Less distributions

From net investment income	(0.21)		(0.44)		(0.40)

From net realized gain	—	[11]	(0.27)		(0.32)

From capital paid-in	—		(0.37)		—

Total distributions	(0.21)		(1.08)		(0.72)

Net asset value, end of period	$14.38		$14.36		$14.52

Total return[3] (%)	9.39	[6,7]	7.41	[6,7]	6.18	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$2		$10

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	2.58	[8,9]	1.69	[8,9]	0.43	[8]

Ratio of net expenses to average net assets[4] (%)	0.19	[9]	0.20	[9]	0.21	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	1.48	[9]	4.85	[9]	3.35
Portfolio turnover (%)	23	[7]	3	[7]	14

Lifestyle Portfolios – Fund details

Financial highlights, continued

Lifestyle Moderate Class R Shares

Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$13.69		$13.55

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.24		0.47

Net realized and unrealized gain (loss) on investments		0.50		0.11

Total from investment operations		0.74		0.58

Less distributions

From net investment income		(0.35)		(0.36)

From net realized gain		(0.21)		(0.19)

From capital paid-in		(0.32)		—

Total distributions		(0.88)		(0.55)

Net asset value, end of period		$13.55		$13.58

Total return[3] (%)		5.38	[6,7]	4.28	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	$1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		13.40	[8,9]	6.32	[8]

Ratio of net expenses to average net assets[4] (%)		0.95	[9]	1.06	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		5.83	[9]	3.41

Portfolio turnover (%)		1	[7]	13

Class R1 Shares
Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$13.69		$13.54

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.25		0.52

Net realized and unrealized gain (loss) on investments		0.50		0.10

Total from investment operations		0.75		0.62

Less distributions

From net investment income		(0.36)		(0.39)

From net realized gain		(0.21)		(0.19)

From capital paid-in		(0.33)		—

Total distributions		(0.90)		(0.58)

Net asset value, end of period		$13.54		$13.58

Total return[3] (%)		5.43	[6,7]	4.63	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	$1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		13.14	[8,9]	4.10	[8]

Ratio of net expenses to average net assets[4] (%)		0.70	[9]	0.71	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		6.07	[9]	3.73

Portfolio turnover (%)		1	[7]	13

Lifestyle Portfolios – Fund details

Financial highlights, continued

Class R2 Shares

Per share operating performance	period ended		12-31-06[5,10]		12-31-07

Net asset value, beginning of period			$13.69		$13.53

Income (loss) from investment operations

Net investment income (loss)[1,2]			0.26		0.44

Net realized and unrealized gain (loss) on investments			0.48		0.22

Total from investment operations			0.74		0.66

Less distributions

From net investment income			(0.36)		(0.43)

From net realized gain			(0.21)		(0.19)

From capital paid-in			(0.33)		—

Total distributions			(0.90)		(0.62)

Net asset value, end of period			$13.53		$13.57

Total return[3] (%)			5.48	[6,7]	4.89	[6]

Ratios and supplemental data

Net assets, end of period (in millions)			—	[12]	—	[12]

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)			12.87	[8,9]	19.12	[8]

Ratio of net expenses to average net assets[4] (%)			0.45	[9]	0.45	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)			6.33	[9]	3.18

Portfolio turnover (%)			1	[7]	13

Class R3 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.94		$13.65		$13.53

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.33		0.23		0.47

Net realized and unrealized gain (loss) on investments	0.58		0.55		0.15

Total from investment operations	0.91		0.78		0.62

Less distributions

From net investment income	(0.20)		(0.36)		(0.39)

From net realized gain	—		(0.21)		(0.19)

From capital paid-in	—		(0.33)		—

Total distributions	(0.20)		(0.90)		(0.58)

Net asset value, end of period	$13.65		$13.53		$13.57

Total return[3] (%)	7.10	[6,7]	5.66	[6,7]	4.61	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$1		$4

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	8.44	[8,9]	3.13	[8,9]	1.51	[8]

Ratio of net expenses to average net assets[4] (%)	0.69	[9]	0.78	[9]	0.83	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	2.93	[9]	4.89	[9]	3.40

Portfolio turnover (%)	24	[7]	1	[7]	13

Lifestyle Portfolios – Fund details

Financial highlights, continued

Class R4 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.94		$13.63		$13.51

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.30		0.25		0.47

Net realized and unrealized gain (loss) on investments	0.62		0.53		0.18

Total from investment operations	0.92		0.78		0.65

Less distributions

From net investment income	(0.23)		(0.36)		(0.42)

From net realized gain	—		(0.21)		(0.19)

From capital paid-in	—		(0.33)		—

Total distributions	(0.23)		(0.90)		(0.61)

Net asset value, end of period	$13.63		$13.51		$13.55

Total return[3] (%)	7.14	[6,7]	5.80	[6,7]	4.87	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$2		$4

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	4.65	[8,9]	1.53	[8,9]	1.13	[8]

Ratio of net expenses to average net assets[4] (%)	0.49	[9]	0.52	[9]	0.54	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	2.59	[9]	5.44	[9]	3.38

Portfolio turnover (%)	24	[7]	1	[7]	13

Class R5 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.94		$13.64		$13.52

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.22		0.32		0.58

Net realized and unrealized gain (loss) on investments	0.73		0.48		0.11

Total from investment operations	0.95		0.80		0.69

Less distributions

From net investment income	(0.25)		(0.37)		(0.46)

From net realized gain	—		(0.21)		(0.19)

From capital paid-in	—		(0.34)		—

Total distributions	(0.25)		(0.92)		(0.65)

Net asset value, end of period	$13.64		$13.52		$13.56

Total return[3] (%)	7.40	[6,7]	5.93	[6,7]	5.15	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$1		$4

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	4.86	[8,9]	2.83	[8,9]	0.97	[8]

Ratio of net expenses to average net assets[4] (%)	0.19	[9]	0.20	[9]	0.21	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	1.92	[9]	6.83	[9]	4.21

Portfolio turnover (%)	24	[7]	1	[7]	13

Lifestyle Portfolios – Fund details

Financial highlights, continued

Lifestyle Conservative Class R Shares

Per share operating performance	period ended	12-31-06[5]		12-31-07

Net asset value, beginning of period		$13.67		$13.31

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.29		0.48

Net realized and unrealized gain (loss) on investments		0.23		0.11

Total from investment operations		0.52		0.59

Less distributions

From net investment income		(0.37)		(0.44)

From net realized gain		(0.16)		(0.12)

From capital paid-in		(0.35)		—

Total distributions		(0.88)		(0.56)

Net asset value, end of period		$13.31		$13.34

Total return[3] (%)		3.80	[6,7]	4.49	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	—	[12]

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		13.49	[8,9]	13.84	[8]

Ratio of net expenses to average net assets[4] (%)		0.95	[9]	1.01	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		7.14	[9]	3.53

Portfolio turnover (%)		2	[7]	13

Class R1 Shares
Per share operating performance	period ended	12-31-06[5]		12-31-07

Net asset value, beginning of period		$13.67		$13.30

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.30		0.57

Net realized and unrealized gain (loss) on investments		0.23		0.07

Total from investment operations		0.53		0.64

Less distributions

From net investment income		(0.38)		(0.48)

From net realized gain		(0.16)		(0.12)

From capital paid-in		(0.36)		—

Total distributions		(0.90)		(0.60)

Net asset value, end of period		$13.30		$13.34

Total return[3] (%)		3.85	[6,7]	4.83	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	—	[12]

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		13.24	[8,9]	9.69	[8]

Ratio of net expenses to average net assets[4] (%)		0.70	[9]	0.71	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		7.38	[9]	4.21

Portfolio turnover (%)		2	[7]	13

Lifestyle Portfolios – Fund details

Financial highlights, continued

Class R2 Shares

Per share operating performance	period ended		12-31-06[5]		12-31-07

Net asset value, beginning of period			$13.67		$13.30

Income (loss) from investment operations

Net investment income (loss)[1,2]			0.31		0.56

Net realized and unrealized gain (loss) on investments			0.23		0.09

Total from investment operations			0.54		0.65

Less distributions

From net investment income			(0.38)		(0.51)

From net realized gain			(0.16)		(0.12)

From capital paid-in			(0.37)		—

Total distributions			(0.91)		(0.63)

Net asset value, end of period			$13.30		$13.32

Total return[3] (%)			3.98	[6,7]	4.93	[6]

Ratios and supplemental data

Net assets, end of period (in millions)			—	[12]	—	[12]

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)			12.98	[8,9]	7.59	[8]

Ratio of net expenses to average net assets[4] (%)			0.45	[9]	0.53	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)			7.64	[9]	4.14

Portfolio turnover (%)			2	[7]	13

Class R3 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.16		$13.65		$13.29

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.28		0.29		0.70

Net realized and unrealized gain (loss) on investments	0.44		0.25		(0.07)

Total from investment operations	0.72		0.54		0.63

Less distributions

From net investment income	(0.23)		(0.38)		(0.47)

From net realized gain	—		(0.16)		(0.12)

From capital paid-in	—		(0.36)		—

Total distributions	(0.23)		(0.90)		(0.59)

Net asset value, end of period	$13.65		$13.29		$13.33

Total return[3] (%)	5.55	[6,7]	3.93	[6,7]	4.81	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—	[12]	—	[12]	$4

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	14.72	[8,9]	6.23	[8,9]	1.89	[8]

Ratio of net expenses to average net assets[4] (%)	0.68	[9]	0.77	[9]	0.81	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	2.46	[9]	6.23	[9]	5.17

Portfolio turnover (%)	20	[7]	2	[7]	13

Lifestyle Portfolios – Fund details

Financial highlights, continued

Class R4 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.16		$13.64		$13.28

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.44		0.28		0.53

Net realized and unrealized gain (loss) on investments	0.30		0.27		0.12

Total from investment operations	0.74		0.55		0.65

Less distributions

From net investment income	(0.26)		(0.38)		(0.50)

From net realized gain	—		(0.16)		(0.12)

From capital paid-in	—		(0.37)		—

Total distributions	(0.26)		(0.91)		(0.62)

Net asset value, end of period	$13.64		$13.28		$13.31

Total return[3] (%)	5.66	[6,7]	4.06	[6,7]	4.97	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$1		$3

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	10.01	[8,9]	2.87	[8,9]	1.46	[8]

Ratio of net expenses to average net assets[4] (%)	0.45	[9]	0.51	[9]	0.53	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	3.89	[9]	6.17	[9]	3.96

Portfolio turnover (%)	20	[7]	2	[7]	13

Class R5 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.16		$13.65		$13.29

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.28		0.28		0.57

Net realized and unrealized gain (loss) on investments	0.49		0.29		0.12

Total from investment operations	0.77		0.57		0.69

Less distributions

From net investment income	(0.28)		(0.40)		(0.54)

From net realized gain	—		(0.16)		(0.12)

From capital paid-in	—		(0.37)		—

Total distributions	(0.28)		(0.93)		(0.66)

Net asset value, end of period	$13.65		$13.29		$13.32

Total return[3] (%)	5.94	[6,7]	4.19	[6,7]	5.27	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—	[12]	—	[12]	$1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	9.18	[8,9]	6.37	[8,9]	3.42	[8]

Ratio of net expenses to average net assets[4] (%)	0.19	[9]	0.20	[9]	0.22	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	2.44	[9]	6.01	[9]	4.23

Portfolio turnover (%)	20	[7]	2	[7]	13

1	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5	Effective January 18, 2007, the fiscal year-end changed from August 31 to December 31.

6	Total returns would have been lower had certain expenses not been reduced during the periods shown.

7	Not annualized.

8	Does not take into consideration expense reductions during the periods shown.

9	Annualized.

10	Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on October 18, 2005; Class R, Class R1 and Class R2 began operations on September 18, 2006; and Class 1 shares began operation on October 15, 2005.

11	Less than $0.01 per share.

12	Less than $500,000.

13	Class 5 shares began operation on July 3, 2006.

14	Ratios do not include expenses indirectly incurred from underlying portfolios whose expense ratios can vary between 0.79% and 0.91% based on the mix of underlying portfolios held by the portfolio.

15	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

Lifestyle Portfolios – Fund details

Underlying fund information

The funds invest primarily in underlying funds. Therefore, each fund’s investment performance is directly related to the investment performance of the underlying funds. Information regarding the underlying funds is available in the applicable fund’s prospectus and SAI. This prospectus is not an offer for any of the underlying funds. For copies of the prospectuses of the John Hancock underlying funds, which contain this and other information, visit our Web site at www.jhfunds.com.

As of March 31, 2008, the funds allocated assets to the underlying funds stated below.

Lifestyle Aggressive Portfolio

Underlying fund:	Subadviser:

All Cap Core Fund	Deutsche Investment Management Americas Inc.
All Cap Value Fund	Lord, Abbett & Co. LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Growth Fund	MFC Global Investment Management (U.S.), LLC
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Fundamental Value Fund	Davis Selected Advisers, LP
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, Inc.
Large Cap Fund	UBS Global Asset Management (Americas) Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Mid Cap Intersection Fund	Wellington Management Company, LLP
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Cap Value Equity Fund	RiverSource Investments, LLC
Mid Cap Value Fund	Lord, Abbett & Co. LLC
Natural Resources Fund	Wellington Management Company, LLP
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited
Small Cap Fund	Independence Investments LLC
Small Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Small Cap Intrinsic Value Fund	MFC Global Investment Management (U.S.), LLC
Small Company Fund	American Century Investment Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.
Vista Fund	American Century Investment Management, Inc.

Lifestyle Growth Portfolio

Underlying fund:	Subadviser:

All Cap Core Fund	Deutsche Investment Management Americas Inc.
All Cap Growth Fund	AIM Capital Management, Inc.
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
Index 500 Fund	MFC Global Investment Management (U.S.A.) Limited
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, Inc.
Large Cap Fund	UBS Global Asset Management (Americas) Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Mid Cap Intersection Fund	Wellington Management Company, LLP

Lifestyle Portfolios – Fund details

Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Cap Value Equity Fund	RiverSource Investments, LLC
Mid Cap Value Fund	Lord, Abbett & Co. LLC
Natural Resources Fund	Wellington Management Company, LLP
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Cap Fund	Independence Investments LLC
Small Cap Intrinsic Value Fund	MFC Global Investment Management (U.S.), LLC
Small Cap Opportunities Fund	Munder Capital Management
Small Company Growth Fund	AIM Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.
Vista Fund	American Century Investment Management, Inc.

Lifestyle Balanced Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC
All Cap Core Fund	Deutsche Investment Management Americas Inc.
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Core Bond Fund	Wells Capital Management, Incorporated
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
Index 500 Fund	MFC Global Investment Management (U.S.A.) Limited
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Value Fund	Templeton Investment Counsel, Inc.
Large Cap Fund	UBS Global Asset Management (Americas) Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Mid Cap Stock Fund	Wellington Management Company, LLP
Natural Resources Fund	Wellington Management Company, LLP
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Company Growth Fund	AIM Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.
Lifestyle Moderate Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Core Bond Fund	Wells Capital Management, Incorporated
Core Equity Fund	Legg Mason Capital Management, Inc.
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company

Lifestyle Portfolios – Fund details

Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Value Fund	Templeton Investment Counsel, Inc.
Investment Quality Bond Fund	Wellington Management Company, LLP
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Company Fund	American Century Investment Management, Inc.
Small Company Growth Fund	AIM Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.
Lifestyle Conservative Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Core Bond Fund	Wells Capital Management, Incorporated
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Value Fund	Templeton Investment Counsel, Inc.
Investment Quality Bond Fund	Wellington Management Company, LLP
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. Government Securities Fund	Western Asset Management Company
Value & Restructuring Fund	UST Advisers, Inc.

Lifestyle Portfolios – Fund details

 Your account

Who can buy shares

Class R, R1, R2, R3, R4 and R5 shares are available to certain types of investors, as noted below:

•	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the Code) (529 Plans) distributed by John Hancock or one of its affiliates.

•	Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Class R, R1, R2, R3, R4 and R5 shares are available only to Retirement Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, and SIMPLE IRAs where the shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearinghouse Corporation (NSCC).

•	Retirement Plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest only in Class R, R1, R2, R3, R4 and R5 shares.

Class R, R1, R2, R3, R4 and R5 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

The Class R, R1, R2, R3, R4 and R5 shares of the fund are sold without any front-end or deferred sales charges. Each of the R, R1, R2, R3 and R4 share classes has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. The Class R5 shares do not have a Rule 12b-1 plan.

Class R

•	Distribution and service (12b-1) fees of 0.75%.

Class R1

•	Distribution and service (12b-1) fees of 0.50%.

Class R2

•	Distribution and service (12b-1) fees of 0.25%.

Class R3

•	Distribution and service (12b-1) fees of 0.50%.

Class R4

•	Distribution and service (12b-1) fees of 0.25%.

The fund has adopted Service Plans for the Class R, R1, R2, R3, R4 and R5 shares, which authorize the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by Retirement Plans. The service fee is a specified percentage of the average daily net assets of the fund’s share class held by plan participants and is 0.25% for Class R, Class R1 and Class R2; 0.15% for Class R3 shares; 0.10% for Class R4 shares; and 0.05% for Class R5 shares. The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan, which may use the fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.)

Because 12b-1 fees are paid out of fund assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses. Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds’ net assets, which, as well as benefiting the funds, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus.

You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

Lifestyle Portfolios – Your account

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provision of services to the funds, such as providing omnibus account services, transaction processing services or effecting fund transactions for funds. If your intermediary provides these services, the adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the funds.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy shares.”

3	Eligible Retirement Plans generally may open an account and purchase Class R, R1, R2, R3, R4 and R5 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R, R1, R2, R3, R4 and R5 shares of the funds.

Additional shares may be purchased through a Retirement Plan’s administrator or recordkeeper. There is no minimum initial investment for Class R, R1, R2, R3, R4 and R5 shares.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect the fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, Retirement Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the fund.

Transaction policies

Valuation of shares

The NAV per share for each class of the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The NAV for each fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. The prospectuses for the underlying funds explain the circumstances under which those underlying funds use fair-value pricing and the effects of doing so.

Buy and Sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange Class R, R1, R2, R3, R4 and R5 shares for the same class of other John Hancock funds that are available through your plan, or Money Market Fund Class A shares without paying a sales charge. The registration for both accounts must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R, R1, R2, R3, R4 and R5 shares.

Excessive trading

The fund is intended for long-term investment purposes only and do not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s underlying funds or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ NAVs at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading

Lifestyle Portfolios – Your account

that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above.

In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that a fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the funds and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in fund transactions. Increased fund transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of fund shares held by other shareholders.

Account Information

The fund is required by law to obtain information for verifying an accountholder’s identity. For example, an individual will be required to supply his or her name, address, date of birth and Social Security number. If you do not provide the required information, we may not be

Lifestyle Portfolios – Your account

able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares of a fund for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your recordkeeper.

Dividends

The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of a fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or contingent deferred sales charge will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends from a fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on a fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in the SAI and fund holdings information can be found at www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of each fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Lifestyle Portfolios – Your account

Appendix

Historical Performance of Corresponding John Hancock Trust Portfolios

The Lifestyle Portfolios (each referred to as a fund) of John Hancock Funds II (JHF II) commenced operations in October 2005. Each of the funds is modeled after a fund of John Hancock Trust (JHT), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each fund has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each fund commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the fund, which in turn invested all the proceeds in underlying funds of JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each fund to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Appendix presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each fund and its corresponding JHT portfolio as described above, this information may help provide an indication of the fund’s risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of any fund, and you should not assume that a fund will have the same future performance as the JHT portfolio. The future performance of a fund may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows. Performance information — a bar chart and a table — is presented on the following pages for the Series I shares of each JHT portfolio, which corresponds to a fund. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio’s total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class R, R1, R2, R3, R4 and R5 shares of the Portfolios have expenses, including Rule 12b-1 fees for the Class R, R1, R2, R3 and R4 shares, that are higher than expenses, including the Rule 12b-1 fees, of the Series 1 shares of the corresponding JHT Portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect the sales charges and higher expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those funds during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

Lifestyle Portfolios – Your account

JHT Portfolio
Lifestyle Aggressive Trust

(formerly Lifestyle Aggressive 1000 Trust)
Portfolio Corresponding to: Lifestyle Aggressive

Net assets of JHT Portfolio as of March 31, 2008: $514,809,181

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 18.07% Worst quarter: Q3 ’02, –18.84%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
4.79	14.55	–5.12	–13.83	–20.71	34.91	16.06	10.64	15.46	8.55

[BAR CHART]

					Since
JHT Series I average annual total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ended 3-31-08

Series I	–5.21	7.87	15.49	3.24	4.73

Standard & Poor’s 500 Index	–5.08	5.85	11.32	3.50	6.86

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 1,664 large blend funds as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 1,664, 5 stars out of 1,314 and 3 stars out of 621 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

JHT Portfolio
Lifestyle Growth Trust

(formerly Lifestyle Growth 820 Trust)
Corresponding to: Lifestyle Growth Portfolio

Net assets of JHT Portfolio as of March 31, 2008: $13,179,264,140

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 14.90% Worst quarter: Q3 ’02, –14.50%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
6.14	16.50	–3.18	–9.16	–15.84	29.55	14.59	8.66	13.50	7.44

[BAR CHART]

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 3-30-08

Series I	−3.44	7.28	13.30	4.27	5.81

Standard & Poor’s 500 Index	−5.08	5.85	11.32	3.50	6.86

Lehman Brothers U.S. Aggregate Index	7.67	5.48	4.58	6.04	6.41

Combined Index	−2.52	5.85	10.03	4.22	7.11

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 1,664 large blend funds as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 1,664, 4 stars out of 1,314 and 4 stars out of 621 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

JHT Portfolio
Lifestyle Balanced Trust

(formerly Lifestyle Balanced 640 Trust)
Corresponding to: Lifestyle Balanced Portfolio

Net assets of JHT Portfolio as of March 31, 2008: $10,094,057,956

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 11.64% Worst quarter: Q3 ’98, –10.36%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
5.67	12.36	2.34	–4.85	–9.95	23.97	13.49	6.88	12.73	6.47

[BAR CHART]

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 3-31-08

Series I	−1.93	6.98	11.43	5.12	6.44

Standard & Poor’s 500 Index	−5.08	5.85	11.32	3.50	6.86

Lehman Brothers U.S. Aggregate Index	7.67	5.48	4.58	6.04	6.41

Combined Index	0.03	5.82	8.72	4.83	7.09

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 905 moderate allocation funds as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 905, 4 stars out of 712 and 3 stars out of 416 moderate allocation funds for the 3-, 5-and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

JHT Portfolio
Lifestyle Moderate Trust

(formerly Lifestyle Moderate 460 Trust)
Corresponding to: Lifestyle Moderate Portfolio

Net assets of JHT Portfolio as of March 31, 2008: $2,453,223,600

JHT Series I calendar year total returns:

Best quarter: Q2 ’03, 8.71% Worst quarter: Q3 ’02, –5.57%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
9.75	7.84	3.92	–1.09	–4.07	17.83	11.04	4.15	10.42	5.29

[BAR CHART]

					Since
JHT Series I average annual total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ended 3-31-08

Series I	−0.38	5.80	8.86	5.31	6.48

Standard & Poor’s 500 Index	−5.08	5.85	11.32	3.50	6.86

Lehman Brothers U.S. Aggregate Index	7.67	5.48	4.58	6.04	6.41

Combined Index	2.59	5.75	7.37	5.34	6.96

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 905 moderate allocation funds as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 905, 3 stars out of 712 and 4 stars out of 416 moderate allocation funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

JHT Portfolio
Lifestyle Conservative Trust

(formerly Lifestyle Conservative 280 Trust)
Portfolio Corresponding to: Lifestyle Conservative

Net assets of JHT Portfolio as of March 31, 2008: $1,257,031,038

JHT Series I calendar year total returns

Best quarter: Q4 ’02, 6.12% Worst quarter: Q2 ’04, –2.08%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
10.20	4.18	7.54	3.28	1.80	11.47	8.59	2.88	8.44	5.38

[BAR CHART]

JHT Series I average annual					Since
total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ending 12-31-07

Series I	2.58	5.67	6.97	5.82	6.62

Standard & Poor’s 500 Index	−5.08	5.85	11.32	3.50	6.86

Lehman Brothers U.S. Aggregate Index	7.67	5.48	4.58	6.04	6.41

Combined Index	5.13	5.63	5.99	5.74	6.72

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 407 conservative allocation funds as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 407, 3 stars out of 265 and 4 stars out of 126 conservative allocation funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

For more information

Two documents are available with further information on the funds:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds, and includes a summary of the funds’ policy regarding disclosure of portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room, call 1-202-551-8090.

©2008 John Hancock Funds, LLC     LSRPN     5/08    SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery